Shareholder Report, Holdings (Details) - C000249248	Apr. 30, 2026
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%